Deferred income tax - Offset (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Deferred income tax
Deferred income tax assets	$ 78,394	$ 11,064	[1]
Deferred income tax liabilities	(186,261)	(169,119)	[1]
Deferred tax liability (asset)	107,867	158,055		$ 163,741	$ 14,937
Property, plant and equipment
Deferred income tax
Deferred income tax assets before netting	(6,351)	1,678
Deferred income tax liabilities before netting	(147,364)	(147,733)
Deferred tax liability (asset)	153,715	146,054		153,081	106,060
Intangible assets
Deferred income tax
Deferred income tax assets before netting	20,313	(6,231)
Deferred income tax liabilities before netting	(199,064)	(159,907)
Deferred tax liability (asset)	178,751	166,157		$ 191,887	$ 121,721
Provisions
Deferred income tax
Deferred income tax assets before netting	13,788	13,064
Deferred income tax liabilities before netting	38,837	36,397
Unrealized derivative income
Deferred income tax
Deferred income tax liabilities before netting	(337)	(48,077)
Timing differences on loans
Deferred income tax
Deferred income tax liabilities before netting	19,071	33,192
Unrealized foreign exchange
Deferred income tax
Deferred income tax liabilities before netting	12,150	21,010
Tax losses
Deferred income tax
Deferred income tax assets before netting	28,443	240
Deferred income tax assets	39,600
Deferred income tax liabilities before netting	11,170	3,450
Unutilized capital allowances
Deferred income tax
Deferred income tax liabilities before netting	79,110	89,157
Other
Deferred income tax
Deferred income tax assets before netting	22,201	2,313
Deferred income tax liabilities before netting	$ 166	$ 3,392

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).